Land use right, net - Estimated future amortization expense (Details) - Land use right - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2022	$ 6,189
Fiscal 2023	12,432
Fiscal 2024	12,432
Fiscal 2025	12,432
Fiscal 2026	12,432
Thereafter	523,213
Intangible assets, net	$ 579,130	$ 574,587